UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2001


Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------------------
Address:   1346 South Third Street
           ------------------------------------------------------------
           Louisville, Kentucky  40208
           ------------------------------------------------------------

Form 13F File Number:    28-1718
                         ------------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           ------------------------------------------------------------
Title:     President
           ------------------------------------------------------------
Phone:     (502) 636-5282
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

\S\__________________________  Louisville, Kentucky         August 3, 2001
        [Signature]               [City, State]                 [Date]

Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File NumberName

   28- ______________          ______________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     None
                                               ---------------------

Form 13F Information Table Entry Total:                97
                                               ---------------------

Form 13F Information Table Value Total:             $ 108,886
                                               ---------------------
                                                    (thousands)


List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.       Form 13F File Number                       Name

   ____      28-1718_________________                 __________________________

   [Repeat as necessary.]




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                                THE SACHS COMPANY
                                    FORM 13F

                                                                   INVESTMENT DESCRETION               VOTING AUTHORITY
                            CUSIP           MARKET                -----------------------------  -------------------------------
   NAME OF ISSUER           NUMBER           VALUE       SHARES  (A) SOLE (B) SHARED ( C) OTHER  (A) SOLE (B) SHARED  ( C) OTHER
   --------------           ------           -----       ------  ------------------------------  -------------------  ----------

GLOBAL CROSSING LTD         G3921A100     $ 345,600      40,000   X                                                       40,000
ABBOTT LABORATORIES         002824100       753,757      15,700   X                                                       15,700
ABIOMED INC                 003654100     1,039,878      44,100   X                                                       44,100
AEGON NV                    007924103       401,122      14,124   X                                                       14,124
AETNA U S HEALTHCARE        00817Y108       388,050      15,000   X                                                       15,000
AIR PRODUCTS & CHEMIC       009158106       331,596       7,248   X                                                        7,248
AMERICAN EXPRESS CO         025816109     1,055,360      27,200   X                                                       27,200
AMERICAN INTL GROUP I       026874107       599,678       6,973   X                                                        6,973
AMERISERV FINANCIAL I       03074A102     1,751,000     340,000   X                                                      340,000
ANALOG DEVICES INC          032654105       648,750      15,000   X                                                       15,000
AREA BANCSHARES CORP        039872106       320,265      19,410   X                                                       19,410
BP AMOCO LP ADR             055622104       663,553      13,311   X                                                       13,311
BANK OF AMERICA             060505104       297,148       4,950   X                                                        4,950
BANK ONE CORP               06423A103     1,507,287      42,103   X                                                       42,103
BARCLAYS BK PLC ADR E       06738C836       738,874      28,550   X                                                       28,550
BARNES & NOBLE INC          067774109       873,570      22,200   X                                                       22,200
BELLSOUTH CORP              079860102       630,387      15,654   X                                                       15,654
BRISTOL MYERS SQUIBB        110122108       789,730      15,100   X                                                       15,100
CHEVRON CORP                166751107       404,445       4,469   X                                                        4,469
CHIEF CONSOLIDATED MI       168628105        45,530      15,700   X                                                       15,700
CHURCHILL DOWNS INC         171484108       366,564      13,200   X                                                       13,200
CINERGY CORP                172474108       426,390      12,200   X                                                       12,200
CITIGROUP INC               172967101       927,025      17,544   X                                                       17,544
COMPASS BANCSHARES IN       20449H109     2,703,000     102,000   X                                                      102,000
DISNEY, WALT CO             254687106       346,680      12,000   X                                                       12,000
EARTHLINK COM               270321102       620,400      44,000   X                                                       44,000
EXXON MOBIL CORPORATI       30231G102     2,678,588      30,665   X                                                       30,665
FELCOR LODGING TR INC       31430F101     1,790,100      76,500   X                                                       76,500
FIFTH THIRD BANCORP         316773100       614,071      10,226   X                                                       10,226
FIRST TENN NATL CORP        337162101     1,468,233      42,300   X                                                       42,300
FIRST UNION CORP            337358105       323,090       9,247   X                                                        9,247
FOREST LABORATORIES I       345838106       852,000      12,000   X                                                       12,000
FORTUNE BRANDS INC          349631101       213,512       5,566   X                                                        5,566
General Electric Co.        369604103     1,548,836      31,771   X                                                       31,771
GENERAL MOTORS CORP         370442105       601,672       9,350   X                                                        9,350
GM HUGHES ELECTRONIC        370442832     2,116,125     104,500   X                                                      104,500
GOLDEN ST VINTNERS IN       38121K208     1,909,575     235,750   X                                                      235,750
GREY GLOBAL GROUP INC       39787M108     1,795,500       2,700   X                                                        2,700
HEALTH NET INC              42222G108     2,175,000     125,000   X                                                      125,000
HILTON HOTELS CORP CO       432848109     2,469,640     212,900   X                                                      212,900
HSBC BANK PLC               44328M609       688,860      25,800   X                                                       25,800
HUMANA INC                  444859102       738,750      75,000   X                                                       75,000
ISTAR FINL INC COM          45031U101     4,001,580     141,900   X                                                      141,900
IMCLONE SYSTEMS INC         45245W109       211,200       4,000   X                                                        4,000
IMMUCOR INC                 452526106        40,800      12,000   X                                                       12,000
INTEL CORP                  458140100       206,944       7,075   X                                                        7,075
INTERNATIONAL BUSINES       459200101       915,300       8,100   X                                                        8,100
JDN RLTY CORP COM           465917102       730,300      54,500   X                                                       54,500
J.P. MORGAN CHASE & C       46625H100       350,556       7,860   X                                                        7,860
KERR MCGEE CORP CVT 7       492386AL1       886,339     888,000   X                                                      888,000
KROGER CO                   501044101     1,206,200      48,248   X                                                       48,248
LEGG MASON INC              524901105       298,560       6,000   X                                                        6,000
LIBERTY FINL COS INC        530512102     1,281,775      39,500   X                                                       39,500
MARRIOTT INTERNATIONA       571903202       241,434       5,100   X                                                        5,100
MCKESSON HBOC INC           58155Q103       816,640      22,000   X                                                       22,000
MERCK & CO INC              589331107       247,076       3,866   X                                                        3,866
MIDLAND CO                  597486109       400,500       9,000   X                                                        9,000
NATIONAL CITY CORP          635405103     2,097,226      68,136   X                                                       68,136
NATIONWIDE HEALTH PPT       638620104     3,086,560     152,800   X                                                      152,800
NORTH FORK BANCORP IN       659424105     2,699,790      87,090   X                                                       87,090
NOVARTIS AG SPONSORE        66987V109     3,269,768      90,450   X                                                       90,450
OHIO CASUALTY CORP          677240103     3,038,070     234,600   X                                                      234,600
ONLINE RES & COMMUNIC       68273G101        36,000      15,000   X                                                       15,000
ORBITAL SCIENCE CORP.       685564AC0       441,000     700,000   X                                                      700,000
OXFORD HEALTH PLANS I       691471106       429,000      15,000   X                                                       15,000
PNC FINANCIAL CORP          693475105     2,200,347      33,445   X                                                       33,445
PACIFIC NORTHWEST BAN       69466M103       643,420      30,350   X                                                       30,350
PACIFICARE HLTH SYS I       695112102     4,860,660     298,200   X                                                      298,200
PFIZER INC                  717081103     2,354,940      58,800   X                                                       58,800
PHILADELPHIA SUBURBAN       718009608       271,575      10,650   X                                                       10,650
PHILIP MORRIS COS INC       718154107       702,887      13,850   X                                                       13,850
PHILLIPS PETROLEUM CO       718507106       353,400       6,200   X                                                        6,200
PROCTER & GAMBLE COMP       742718109     1,522,204      23,859   X                                                       23,859
PROVIDENT FINANCIAL G       743866105       249,369       7,575   X                                                        7,575
PROVIDIAN FINANCIAL C       74406A102       595,552      10,060   X                                                       10,060
PULASKI FINANCIAL COR       745548107       310,200      22,000   X                                                       22,000
QUALCOMM INC                747525103     3,357,922      57,420   X                                                       57,420
RFS HOTEL INVESTORS I       74955J108     2,193,231     138,900   X                                                      138,900
RAYMOND JAMES FINANCI       754730109       489,600      16,000   X                                                       16,000
REGIS CORP                  758932107     3,584,042     170,750   X                                                      170,750
ROYAL BK SCOTLAND GRO       780097887       421,090      17,000   X                                                       17,000
SENIOR HSG PPTYS TR S       81721M109     2,633,150     202,550   X                                                      202,550
SOUTHWEST GAS CORP          844895102       236,800      10,000   X                                                       10,000
STILWELL FINL INC COM       860831106       201,360       6,000   X                                                        6,000
SUNRISE ASSISTED LIVI       86768K106     2,546,250      97,000   X                                                       97,000
SUNTRUST BANKS INC          867914103       226,730       3,500   X                                                        3,500
SYSCO CORP                  871829107       695,040      25,600   X                                                       25,600
TBC CORP                    872180104        95,800      10,000   X                                                       10,000
T-NETIX INC                 872597109       150,280      57,800   X                                                       57,800
TEXAS INSTRUMENTS INC       882508104       488,250      15,500   X                                                       15,500
TRICON GLOBAL RESTAUR       895953107       526,800      12,000   X                                                       12,000
TRICO BANCSHARES            896095106     1,579,200      94,000   X                                                       94,000
U S BANCORP                 902973304     1,102,489      48,376   X                                                       48,376
UNION PLANTERS CORP         908068109     2,162,560      49,600   X                                                       49,600
WAL-MART STORES INC         931142103       209,840       4,300   X                                                        4,300
WAVE SYSTEMS CORP           943526103       168,081      31,300   X                                                       31,300
WEBSTER FINANCIAL COR       947890109     4,206,330     128,320   X                                                      128,320
                                      -------------- -----------                                                       ----------


TOTAL                                 $ 108,885,608   6,208,141                                                        6,208,141
                                      ============== ===========                                                       ==========





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